The Latin American Discovery Fund, Inc.

DIRECTORS AND OFFICERS
Barton M. Biggs
CHAIRMAN OF THE BOARD OF DIRECTORS

Ronald E. Robison
PRESIDENT AND DIRECTOR

John D. Barrett II
DIRECTOR

Thomas P. Gerrity
DIRECTOR

Gerard E. Jones
DIRECTOR

Joseph J. Kearns
DIRECTOR

Vincent R. McLean
DIRECTOR

C. Oscar Morong, Jr.
DIRECTOR

William G. Morton, Jr.
DIRECTOR

Michael Nugent
DIRECTOR

Fergus Reid
DIRECTOR

Stefanie V. Chang
VICE PRESIDENT

Lorraine Truten
VICE PRESIDENT

James W. Garrett
TREASURER

Mary E. Mullin
SECRETARY

Belinda A. Brady
ASSISTANT TREASURER

INVESTMENT ADVISER
Morgan Stanley Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020

ADMINISTRATOR
JPMorgan Chase Bank
73 Tremont Street
Boston, Massachusetts 02108

CUSTODIAN
JPMorgan Chase Bank
3 Chase MetroTech Center
Brooklyn, New York 11245

STOCKHOLDER SERVICING AGENT
American Stock Transfer & Trust Company
59 Maiden Lane
New York, New York 10030
(800) 278-4353

LEGAL COUNSEL
Clifford Chance Rogers & Wells LLP
200 Park Avenue
New York, New York 10166

INDEPENDENT AUDITOR
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

For additional Fund information, including the Fund's net asset value per share and information regarding the investments comprising the Fund's portfolio, please call 1-800-221-6726 or visit our website at www.morganstanley.com/im.

(C)2002 Morgan Stanley

                                                            THIRD QUARTER REPORT

                                                            SEPTEMBER 30, 2002

[MORGAN STANLEY LOGO]

The Latin American Discovery Fund, Inc.

MORGAN STANLEY
INVESTMENT MANAGEMENT INC.
INVESTMENT ADVISER

                                         THE LATIN AMERICAN DISCOVERY FUND, INC.

                                         Overview

LETTER TO STOCKHOLDERS

For the nine months ended September 30, 2002, The Latin American Discovery Fund, Inc. (the "Fund") had a total return, based on net asset value per share, of -32.48% compared with -35.66% for the Morgan Stanley Capital International
(MSCI) Emerging Markets Free Latin America Net Index (the "Index"). On September 30, 2002, the closing price of the Fund's shares on the New York Stock Exchange was $6.93, representing a 13.2% discount to the Fund's net asset value per share.

MARKET REVIEW

Outperformance relative to the Index was primarily attributable to country allocation although stock selection also added to performance. Our underweight exposure to Argentina (-62.1%, Index return) and Brazil (-51.2%), and our overweight stance in Mexico (-19.0%) contributed favorably to performance. Stock selection in Brazil was particularly strong.

Latin markets have not escaped the declines suffered by developed peers. The region as a whole runs a current account deficit and is therefore dependent on foreign capital for its growth. In an environment of increasing risk aversion, Latin markets tend to perform poorly. What is noticeable in this period is that the negative performance has not been worse, especially given the problems Brazil faces due to the structure of its debt and political risk. Mexico continues to stand out as a good performer given its good secular GDP growth story and consistent application of government policy. Even though it runs a 2.6% current account deficit, this is more than offset by long-term funding as more and more companies use Mexico as a production springboard into the U.S. Moreover, the stock market is characterized by companies who have high market shares, pricing power and generate high levels of free cash flow.

MARKET OUTLOOK

We remain positive on Latin markets due to valuations and sentiment. While global financial markets may continue to act erratically, the U.S. economy will likely show signs of an "anemic" recovery. We believe that any pick-up in U.S. economic growth benefits the Mexican economy, is supportive of the peso and improves the underlying earnings outlook for Mexican companies. Mexican equities now trade at historical lows on valuations relative to their own history and are attractive relative to global peers. For this reason, we remain overweight in the Mexican market.

Brazilian assets are now trading at historical lows given the dim expectation for that country's future. We see a Lula Presidential victory as most likely on October 27th, ending one area of uncertainty but bringing the concern over his unstated economic policy to the fore. Lula will have a divided congress limiting his ability to make any far-reaching reforms and thus we remain skeptical toward resolution of Brazil's long-term problems. However, the real is now a very competitive currency and we see further decline in real terms unlikely on a sustainable basis. Given such asset prices, we tend to find Brazil very interesting and await a better entry point.

OTHER DEVELOPMENTS

On September 15, 1998, the Fund commenced a share repurchase program for purposes of enhancing stockholder value and reducing the discount at which the Fund's shares traded from their net asset value. For the nine months ended September 30, 2002, the Fund repurchased 95,873 of its shares at an average discount of 17.67% from net asset value per share. Since the inception of the program, the Fund has repurchased 1,978,593 of its shares at an average discount of 19.45% from net asset value per share. The Fund expects to continue to repurchase its outstanding shares at such time and in such amounts as it believes will further the accomplishment of the foregoing objectives, subject to review by the Board of Directors.

Sincerely,

/s/ Ronald E. Robison

Ronald E. Robison
President and Director
                                                                    October 2002

                                         THE LATIN AMERICAN DISCOVERY FUND, INC.

                                         September 30, 2002

INVESTMENT SUMMARY

Historical Information (Unaudited)

                                                                   TOTAL RETURN (%)
                                  ---------------------------------------------------------------------------
                                        MARKET VALUE(1)           NET ASSET VALUE(2)           INDEX(3)
                                  ---------------------------------------------------------------------------
                                                    AVERAGE                    AVERAGE                AVERAGE
                                  CUMULATIVE         ANNUAL    CUMULATIVE       ANNUAL   CUMULATIVE    ANNUAL
-------------------------------------------------------------------------------------------------------------
Year-to-Date                       (28.07)%            --       (32.48)%          --      (35.66)%       --
One Year                            (9.45)          (9.45)%     (16.60)       (16.60)%    (21.19)    (21.19)%
Five Year                          (39.43)          (9.54)      (38.62)        (9.30)     (50.69)    (13.19)
Ten Year                            78.67            5.98        86.90          6.45       35.19       3.06
Since Inception*                    58.39            4.58        82.39          6.02       22.28       1.98

Past performance is not predictive of future performance.

[CHART]

Returns and Per Share Information

                                                                                                                       NINE MONTHS
                                                                                                                           ENDED
                                                            YEAR ENDED DECEMBER 31,                                    SEPTEMBER 30,
                            --------------------------------------------------------------------------------------------------------
                            1992*    1993    1994     1995      1996     1997      1998     1999      2000     2001         2002
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value Per Share   $15.23   $23.31  $17.16   $10.98    $14.77   $20.34   $  8.19   $14.11   $ 12.04   $11.90      $  7.98
Market Value Per Share      $13.25   $27.13  $18.25   $ 9.88    $12.50   $17.94   $  6.19   $10.69   $  9.50   $ 9.70      $  6.93
Premium/(Discount)           (13.0)%   16.4%    6.4%   (10.0)%   (15.4)%  (11.8)%   (24.4)%  (24.2)%   (21.1)%  (18.5)%      (13.2)%
Income Dividends                --       --  $ 0.00#      --    $ 0.16       --   $  0.08   $ 0.09   $  0.10   $ 0.11      $  0.06
Capital Gains Distributions     --       --  $ 5.74   $ 0.45    $ 1.14   $ 0.70   $  6.67       --        --       --           --
Fund Total Return(2)          8.01%   65.36%  (0.14)% (27.61)%+  47.19%   43.06%   (33.53)%  73.78%   (13.86)   (0.08)%     (32.48)%
Index Total Return(3)         2.00%   53.92%   0.64%  (12.83)%   22.21%   31.64%   (35.11)%  58.36%   (16.81)   (0.64)%     (35.66)%

(1)  Assumes dividends and distributions, if any, were reinvested.

(2) Total investment return based on net asset value per share reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. These percentages are not an indication of the performance of a stockholder's investment in the Fund based on market value due to differences between the market price of the stock and the net asset value per share of the Fund.

(3) The Morgan Stanley Capital International (MSCI) Emerging Markets Free Latin America Net Index is a broad based market cap weighted composite index covering at least 60% of markets in Argentina, Brazil, Chile, Colombia, Mexico, Peru and Venezuela. The Index takes into account local market restrictions for specific securities or classes of shares that may be excluded from or limited for foreign investor ownership. The net dividends reinvested series approximate the minumum possible dividend reinvestment. The dividend is reinvested after deduction of withholding tax, applying the rate applicable to non-resident individuals who do not benefit from double taxation treaties.

*    The Fund commenced operations on June 23, 1992.

#    Amount is less than $0.01 per share.

+ This return does not include the effect of the rights issued in connection with the rights offering.

     FOREIGN INVESTING INVOLVES CERTAIN RISKS, INCLUDING CURRENCY FLUCTUATIONS AND CONTROLS, RESTRICTIONS ON FOREIGN INVESTMENTS, LESS GOVERNMENTAL SUPERVISION AND REGULATION, LESS LIQUIDITY AND THE POTENTIAL FOR MARKET VOLATILITY AND POLITICAL INSTABILITY. IN ADDITION, INVESTING IN EMERGING MARKETS MAY INVOLVE A RELATIVELY HIGHER DEGREE OF VOLATILITY.

                                         THE LATIN AMERICAN DISCOVERY FUND, INC.

                                         September 30, 2002 (Unaudited)

PORTFOLIO SUMMARY

Allocation of Total Investments

[CHART]

Equity Securities                         96.4%
Short-Term Investments                     3.6%

Industries

[CHART]

Diversified Telecommunication Services    22.9%
Beverages                                 13.1%
Banks                                     10.9%
Wireless Telecommunication Services        8.6%
Multiline Retail                           8.1%
Other                                     36.4%

Country Weightings

[CHART]

Mexico                                    58.0%
Brazil                                    28.8%
Chile                                      6.5%
Venezuela                                  1.8%
Other                                      4.9%

Ten Largest Holdings*

                                             PERCENT OF
                                             NET ASSETS
-------------------------------------------------------
1.   Telmex (Mexico)                            16.6%
2.   Wal-Mart de Mexico (Mexico)                 8.1
3.   America Movil SA de CV (Mexico)             7.4
4.   Petrobras SA (Brazil)                       7.4
5.   Grupo Financiero BBVA Bancomer (Mexico)     6.4
6.   CVRD (Brazil)                               4.9%
7.   AmBev (Brazil)                              4.6
8.   Cemex SA (Mexico)                           4.5
9.   Femsa (Mexico)                              4.2
10.  Grupo Televisa SA (Mexico)                  2.9
                                                67.0%

*    Excludes Short-Term Investments

                                         THE LATIN AMERICAN DISCOVERY FUND, INC.

                                         STATEMENT OF NET ASSETS
                                         September 30, 2002 (Unaudited)

STATEMENT OF NET ASSETS

                                                            SHARES                VALUE
                                                                                  (000)
----------------------------------------------------------------------------------------
COMMON STOCKS (95.7%)
(UNLESS OTHERWISE NOTED)
========================================================================================
ARGENTINA (0.6%)
BANKS
Banco del Suquia                                                   1        $         --@
----------------------------------------------------------------------------------------
BEVERAGES
Quinsa ADR                                                    75,477 (a)             558
----------------------------------------------------------------------------------------
                                                                                     558
========================================================================================
BRAZIL (28.8%)
AEROSPACE & DEFENSE
Embraer ADR                                                   98,245               1,307
----------------------------------------------------------------------------------------
BANKS
Banco Bradesco SA (Preferred)                            222,479,057                 472
Banco Bradesco SA ADR                                         23,528                 249
Banco Itau SA (Preferred)                                 36,792,340               1,160
Banco Nacional SA (Preferred)                             95,420,000 (a,c)            --@
Unibanco SA GDR                                               77,600                 551
----------------------------------------------------------------------------------------
                                                                                   2,432
----------------------------------------------------------------------------------------
BEVERAGES
AmBev                                                      3,347,000                 369
AmBev (Preferred) ADR                                        336,892               3,612
----------------------------------------------------------------------------------------
                                                                                   3,981
----------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES
Brasil Telecom Participacoes SA (Preferred)               44,476,250                 199
Brasil Telecom Participacoes SA (Preferred) ADR               68,200               1,515
Brasil Telecom SA                                          1,303,793                   3
Brasil Telecom SA (Preferred)                             30,005,689                  86
----------------------------------------------------------------------------------------
                                                                                   1,803
----------------------------------------------------------------------------------------
ELECTRIC UTILITIES
CEMIG (Preferred)                                         77,654,838                 424
CEMIG ADR                                                     60,599                 324
Copel (Preferred) ADR                                             10                  --@
Copel (Preferred), 'B'                                    55,804,500                 106
----------------------------------------------------------------------------------------
                                                                                     854
----------------------------------------------------------------------------------------
FOOD & DRUG RETAILING
Companhia Brasileira de Distribuicao Grupo
Pao de Acucar ADR                                             25,200                 298
----------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES
Itausa (Preferred)                                         1,325,070                 508
----------------------------------------------------------------------------------------
METALS & MINING
CSN                                                       76,592,100                 622
CSN ADR                                                       16,600                 135
CVRD ADR                                                       7,190                 164
CVRD (Bonus Shares)                                          116,420 (c)              --@
CVRD (Preferred) ADR                                          47,249               1,023
CVRD (Preferred), 'A'                                        138,638        $      2,995
Gerdau (Preferred)                                       128,304,844                 883
----------------------------------------------------------------------------------------
                                                                                   5,822
----------------------------------------------------------------------------------------
MULTILINE RETAIL
Lojas Arapua SA GDR                                           20,775 (a,c)            --@
Lojas Arapua SA (Preferred)                               41,337,400 (a,c)            --@
----------------------------------------------------------------------------------------
                                                                                      --@
----------------------------------------------------------------------------------------
OIL & GAS
Petrobras SA                                                  87,331                 938
Petrobras SA ADR                                             297,411               3,191
Petrobras SA (Preferred)                                      69,474                 677
Petrobras SA (Preferred) ADR                                 159,290               1,521
----------------------------------------------------------------------------------------
                                                                                   6,327
----------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS
Votorantim Celulose e Papel SA (Preferred)                 6,760,000                 191
Votorantim Celulose e Papel SA ADR                            26,890                 375
----------------------------------------------------------------------------------------
                                                                                     566
----------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES
Celular CRT (Preferred), 'A'                               3,308,684                 282
Tele Centro Oeste Celular Participacoes SA ADR               219,200                 508
Telesp Celular SA ADR                                          3,100 (a)               6
----------------------------------------------------------------------------------------
                                                                                     796
----------------------------------------------------------------------------------------
                                                                                  24,694
========================================================================================
CHILE (6.5%)
BANKS
Banco Santander Chile SA ADR                                  80,952               1,433
----------------------------------------------------------------------------------------
BEVERAGES
CCU ADR                                                       74,000                 937
----------------------------------------------------------------------------------------
DIVERSIFIED FINANCIALS
Banco de Chile ADR                                            60,237                 873
----------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES
Telefonica CTC Chile ADR                                     201,452               1,761
----------------------------------------------------------------------------------------
ELECTRIC UTILITIES
Enersis SA ADR                                                63,148 (a)             283
----------------------------------------------------------------------------------------
FOOD & DRUG RETAILING
Distribucion y Servicio D&S SA ADR                            37,675                 328
----------------------------------------------------------------------------------------
                                                                                   5,615
========================================================================================
MEXICO (58.0%)
BANKS
Grupo Financiero BBVA Bancomer, 'B'                        7,693,502               5,462
----------------------------------------------------------------------------------------
BEVERAGES
Coca-Cola Femsa ADR                                           25,600                 486
Femsa ADR                                                     28,753                 972

                                         THE LATIN AMERICAN DISCOVERY FUND, INC.

                                         STATEMENT OF NET ASSETS
                                         September 30, 2002 (Unaudited)

STATEMENT OF NET ASSETS (CONT'D)

                                                               VALUE
                                               SHARES          (000)
--------------------------------------------------------------------
MEXICO (CONT'D)
BEVERAGES (CONT'D)
Femsa UBD                                     770,519        $ 2,611
Grupo Modelo SA, 'C'                          392,800            985
Panamerican Beverages, Inc., 'A'               71,850            681
--------------------------------------------------------------------
                                                               5,735
--------------------------------------------------------------------
CONSTRUCTION MATERIALS
Cemex SA                                      848,746          3,545
Cemex SA ADR                                   14,222            297
--------------------------------------------------------------------
                                                               3,842
--------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES
Carso Global Telecom                          316,444 (a)        315
Telmex, 'L' ADR                               505,892         14,241
--------------------------------------------------------------------
                                                              14,556
--------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES
Tubos de Acero de Mexico ADR                  121,412          1,044
--------------------------------------------------------------------
HOUSEHOLD PRODUCTS
Kimberly-Clark de Mexico
SA, 'A'                                       824,574          1,845
--------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES
Grupo Carso SA, 'A1'                           45,645 (a)        116
--------------------------------------------------------------------
MEDIA
Grupo Televisa SA                             278,800 (a)        353
Grupo Televisa SA ADR                          84,871 (a)      2,163
--------------------------------------------------------------------
                                                               2,516
--------------------------------------------------------------------
METALS & MINING
Grupo Mexico SA, 'B'                          170,610            171
--------------------------------------------------------------------
MULTILINE RETAIL
Wal-Mart de Mexico ADR                         11,250            272
Wal-Mart de Mexico, 'C'                       981,160          2,056
Wal-Mart de Mexico, 'V'                     1,922,655          4,660
--------------------------------------------------------------------
                                                               6,988
--------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE
Grupo Aeroportuario del Sureste
SA ADR                                         11,100            122
Grupo Aeroportuario del Sureste
SA, 'B'                                       756,600            815
--------------------------------------------------------------------
                                                                 937
--------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES
America Movil SA de CV ADR                    527,919          6,377
America Telecom SA de
CV, 'A1'                                      316,444 (a)        172
--------------------------------------------------------------------
                                                               6,549
--------------------------------------------------------------------
                                                              49,761
====================================================================
VENEZUELA (1.8%)
DIVERSIFIED TELECOMMUNICATION SERVICES
CANTV, 'D' ADR                                142,730        $ 1,506
====================================================================
TOTAL COMMON STOCKS
(Cost $113,828)                                               82,134
====================================================================
                                             NO. OF
                                             RIGHTS
--------------------------------------------------------------------
RIGHTS (0.0%)
====================================================================
MEXICO (0.0%)
MEDIA
Grupo Televisa SA, 10/3/02
(Cost $--@)                                    39,422 (a,c)       --@
====================================================================
                                              FACE
                                             AMOUNT
                                             (000)
--------------------------------------------------------------------
SHORT-TERM INVESTMENT (3.4%)
====================================================================
UNITED STATES (3.4%)
REPURCHASE AGREEMENT
J.P. Morgan Securities Inc.,
1.87%, dated 9/30/02,
due 10/1/02 (Cost $2,927)                   $   2,927 (b)      2,927
====================================================================
FOREIGN CURRENCY ON DEPOSIT WITH
CUSTODIAN (0.1%)
====================================================================
Brazilian Real
(Cost $131)                     BRL               430            115
====================================================================
TOTAL INVESTMENTS (99.2%)
(Cost $116,886)                                               85,176
====================================================================
OTHER ASSETS AND LIABILITIES (0.8%)
====================================================================
Other Assets                                $   1,081
Liabilities                                      (429)           652
====================================================================
NET ASSETS (100%)
Applicable to 10,757,532 issued and
outstanding $ 0.01 par value shares
(100,000,000 shares authorized)                              $85,828
====================================================================
NET ASSET VALUE PER SHARE                                    $  7.98
====================================================================

(a)--Non-income producing.

(b)--The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated funds.

(c)--Investments valued at fair value. At September 30, 2002, the Fund held fair-valued securities, representing less than 0.01% of net assets.

@--Value is less than $500.

ADR--American Depository Receipts.

GDR--Global Depository Receipts.

                                       6